Selected Statement of Operations Data (Details) - Schedule of Financial Income, Net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income:
Interest on bank deposits and short-term investments	$ 737	$ 262	$ 110
Non-dollar currency gains, net	50
Unrealized gain from marketable securities	8
Realized gain from sale of available-for-sale securities			3
Other financial income	10	58
Other Nonoperating Income	805	320	113
Expenses:
Non-dollar currency losses, net		(99)	(8)
Unrealized loss from marketable securities		(34)	(1)
Realized loss from sale of marketable securities		(11)
Bank commissions and charges	(27)	(23)	(49)
Other financial expenses		(60)
Other Nonoperating Expense	(27)	(227)	(58)
Financial income (expense) - net	$ 777	$ 93	$ 55